CONSOLIDATED STATEMENT CASH FLOWS - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022
Operating activities
Payments to suppliers and employees	$ (3,562,589)	$ (12,112,577)
Interest paid	(511)	(45,541)
Interest received	5,075	24,041
Net cash flows used in operating activities	(3,558,025)	(12,134,077)
Investing activities
Purchase of exploration and evaluation assets	(504,750)	(1,926,479)
Purchase of property, plant and equipment	(66,818)	(889,988)
Purchase of financial assets	0	(250,000)
Net cash flows used in investing activities	(571,568)	(3,066,467)
Financing activities
Proceeds from issue of shares	3,592,745	19,865,225
Share issue costs	(85,467)	(430,805)
Proceeds from borrowings	0	38,682
Repayment of borrowings	0	(2,225)
Payment of principal portion of lease liabilities	(6,473)	(78,778)
Net cash inflow on reverse acquisition	2,329,111	0
Net cash flows from financing activities	5,829,916	19,392,099
Net increase in cash and cash equivalents	1,700,323	4,191,555
Net foreign exchange differences	(2,419)	(216,908)
Cash and cash equivalents at beginning of the year/period	0	1,697,904
Cash and cash equivalents at the end of the year/period	$ 1,697,904	$ 5,672,551